CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018
CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS
Cash and cash equivalents	$ 25,623		$ 39,126	$ 27,137		$ 26,326
Restricted cash - current asset	6,021		8,066	8,011		6,003
Restricted cash - non-current asset	12,369		12,627	12,887		13,125
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	$ 44,013	$ 45,974	$ 59,819	$ 48,035	$ 54,273	$ 45,454